Deferred Tax	12 Months Ended
Dec. 31, 2024
Deferred Tax [Abstract]
DEFERRED TAX
19.	DEFERRED TAX

The movements in deferred tax liabilities and assets during the reporting period are as follows:

Deferred tax liabilities

	Fair value adjustments arising from acquisition of a subsidiary	Right-of-use assets	Total
	RMB	RMB	RMB
At January 1, 2023	12,151	5,328	17,479
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(1,602)	85	(1,517)
Deferred tax liabilities at December 31, 2023 and January 1, 2024	10,549	5,413	15,962
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(5,181)	1,300	(3,881)
Deferred tax liabilities at December 31, 2024	5,368	6,713	12,081
Deferred tax liabilities at December 31, 2024 in US$	735	920	1,655

Deferred tax assets

	Contract liabilities	Lease liabilities	Donation expenses	Losses Available for Offsetting Against Future Taxable profits	Total
	RMB	RMB	RMB	RMB	RMB

At January 1, 2023	31,197	5,328	-	23,097	59,622
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	12,243	85	-	(6,695)	5,633
Deferred tax assets at December 31, 2023 and January 1, 2024	43,440	5,413	-	16,402	65,255
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	(5,623)	1,300	2,896	(12,879)	(14,306)
Deferred tax assets at December 31, 2024	37,817	6,713	2,896	3,523	50,949
Deferred tax assets at December 31, 2024 in US$	5,181	920	397	483	6,980

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statements of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Deferred tax offset in the consolidated statements of financial position	5,413	6,713	920
Net deferred tax assets recognized in the consolidated statements of financial position	59,842	44,236	6,060
Net deferred tax liability recognized in the consolidated statements of financial position	10,549	5,368	735

As of December 31, 2023 and 2024, the Group has tax losses arising in mainland China of RMB2,986,110 and RMB2,963,587 (US$406,010), respectively, that will expire in one to ten years for offsetting against future taxable profits. The Group has tax losses arising in other jurisdictions of RMB1,052,461 and RMB1,438,160 (US$197,027), mainly from the United States that are available indefinitely for offsetting against up to 80% of future taxable profits of the company in which the losses arose.

As of December 31, 2023 and 2024, the Group has deductible temporary differences of RMB495,031 and RMB828,668 (US$113,527), respectively. The Group has the tax credits of RMB90,851 and RMB120,606 (US$16,523), mainly from the United States that will expire between 2039 and 2044 if not utilized.

The deferred tax assets have not been recognized in respect of above tax losses, deductible temporary differences and tax credits as they have arisen in entities that have been loss-making and it is not anticipated there will be sufficient taxable income in the foreseeable future to utilize these items.

As of December 31, 2023 and 2024, there was no unrecognized deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s PRC subsidiaries or joint ventures as these enterprises are still in accumulative losses status. The aggregate amount of temporary differences associated with investment in the Group’s HK subsidiary amounted to RMB43,707 and RMB66,109 (US$9,057), respectively. There was no deferred tax recognized for the withholding taxes as it is not probable the HK subsidiary will distribute such earnings in the foreseeable future.

As of December 31, 2023 and 2024, the Company has uncertain tax position amounts of nil and RMB23,665 (US$3,242), respectively, of which nil and nil are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2023 and 2024, the uncertain tax position amounts of nil and RMB23,665 (US$3,242), respectively, if ultimately recognized, will impact the effective tax rate.

For the years ended December 3l, 2022, 2023 and 2024, the Company did not record any interest expense and penalty accrued in relation to the uncertain tax position in income tax expenses.